As filed with the United States Securities and Exchange Commission on April 10, 2014

Securities Act File No. 033-13019
Investment Company Act File No. 811-05083

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 58 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 59 ☒

VAN ECK VIP TRUST
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 (the “Amendment”) to the Registration Statement of Van Eck VIP Trust (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 55 under the Securities Act of 1933 (the “1933 Act”) until April 30, 2014. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 55, which was filed pursuant to Rule 485(a) on February 10, 2014.

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SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of April, 2014.

VAN ECK VIP TRUST

By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer and President	April 10, 2014
/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	April 10, 2014
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	April 10, 2014
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	April 10, 2014
/s/ Wayne H. Shaner* Wayne H. Shaner	Trustee	April 10, 2014
/s/ R. Alastair Short* R. Alastair Short	Trustee	April 10, 2014
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	April 10, 2014
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	April 10, 2014

*BY:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
April 10, 2014
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